General (Details) $ / shares in Units, $ in Thousands					1 Months Ended				12 Months Ended
		Mar. 17, 2025	Feb. 06, 2025	Oct. 10, 2024	Nov. 30, 2024 USD ($)	Oct. 31, 2024 $ / shares	Nov. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) shares	Jan. 16, 2025 USD ($)	Oct. 31, 2024 ₪ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 24, 2023 $ / shares	Dec. 31, 2022 USD ($)	Nov. 25, 2022 $ / shares	Dec. 31, 2021 USD ($)
General [Line Items]
Gross revenue limit									$ 1,235,000
Value of ordinary shares and warrants held by non-affiliates									700,000
Value of non-convertible debt securities issued									1,000,000
Net proceeds from secondary							$ 1,700
SEPA for net proceeds									4,400
Accumulated losses									29,000
Stockholders’ equity									$ 3,860			$ 1,700	$ 5,526		$ 9,980		$ 807
Ordinary Shares [Member]
General [Line Items]
Reverse stock split, description				1:20		1-for-20
Reverse stock split, shares issued and outstanding (in Dollars per share) | $ / shares						$ 20
Number of shares combined in reverse split (in Dollars per share) | $ / shares						1
Reverse split par value | (per share)						$ 0					₪ 0.01
Net proceeds from issuance of ordinary shares								$ 13,300
Ordinary shares issued (in Shares) | shares	[1]								307,175
Net proceeds from registered direct offering					$ 1,580
Ordinary share price (in Dollars per share) | $ / shares														$ 1		$ 1
Stockholders’ equity									$ 67				$ 57		$ 43		$ 31
Subsequent Event [Member]
General [Line Items]
Reverse stock split, description		Reverse	On February 26, 2025, the Company’s shareholders meeting approved a reverse share split of the Company’s issued and outstanding ordinary shares at a ratio of up to 6:1
Subsequent Event [Member] | Ordinary Shares [Member]
General [Line Items]
Reverse stock split, description		1-for-4
Stockholders equity requirement by stock exchanges										$ 2,500

[1]	The share and per share information in these financial statements reflects the Reverse Share Splits.